Segment Financial Data	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Financial Data
SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into five principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
Otis products include elevators, escalators, moving walkways and service sold to customers in the commercial and residential property industries around the world.
UTC Climate, Controls & Security products and related services include HVAC and refrigeration systems, building controls and automation, fire and special hazard suppression systems and equipment, security monitoring and rapid response systems, provided to a diversified international customer base principally in the industrial, commercial and residential property and commercial transportation sectors.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services, industrial gas generators, sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
UTC Aerospace Systems provides aerospace products and aftermarket services for commercial, military, business jet and general aviation customers worldwide. Products include electric power generation, management and distribution systems, flight control systems, engine control systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire protection and detection systems, propeller systems, aircraft nacelles, and interior, actuation, landing and electronic systems.
Sikorsky products include military and commercial helicopters, aftermarket helicopter and aircraft parts and services.
We have reported our financial and operational results for the periods presented herein under the five principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2014.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2014	2013	2012	2014	2013	2012
Otis	$12,982	$12,484	$12,056	$2,640	$2,590	$2,512
UTC Climate, Controls & Security	16,823	16,809	17,090	2,782	2,590	2,425
Pratt & Whitney	14,508	14,501	13,964	2,000	1,876	1,589
UTC Aerospace Systems	14,215	13,347	8,334	2,355	2,018	944
Sikorsky	7,451	6,253	6,791	219	594	712
Total segment	65,979	63,394	58,235	9,996	9,668	8,182
Eliminations and other	(879)	(768)	(527)	261	22	(72)
General corporate expenses	—	—	—	(488)	(481)	(426)
Consolidated	$65,100	$62,626	$57,708	$9,769	$9,209	$7,684

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Otis	$9,313	$9,354	$8,866	$87	$122	$141	$209	$209	$220
UTC Climate, Controls & Security	21,217	21,543	22,253	228	266	265	349	380	418
Pratt & Whitney	18,143	17,062	15,938	692	617	462	390	319	324
UTC Aerospace Systems	35,034	35,461	35,589	533	510	367	807	761	412
Sikorsky	4,973	5,762	4,975	116	119	94	86	85	85
Total segment	88,680	89,182	87,621	1,656	1,634	1,329	1,841	1,754	1,459
Eliminations and other	2,609	1,412	1,788	55	54	60	66	67	65
Consolidated	$91,289	$90,594	$89,409	$1,711	$1,688	$1,389	$1,907	$1,821	$1,524

Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
United States Operations	$38,155	$35,994	$32,175	$5,236	$4,780	$3,663	$4,798	$4,483	$4,311
International Operations
Europe	12,630	12,652	11,823	2,292	2,419	2,100	1,645	1,796	1,804
Asia Pacific	8,795	8,696	8,733	1,719	1,773	1,648	1,020	957	947
Other	5,513	5,274	4,964	749	696	772	1,383	1,203	1,122
Eliminations and other	7	10	13	(227)	(459)	(499)	430	427	334
Consolidated	$65,100	$62,626	$57,708	$9,769	$9,209	$7,684	$9,276	$8,866	$8,518

Sales from U.S. operations include export sales as follows:

(dollars in millions)	2014	2013	2012
Europe	$4,960	$4,489	$3,117
Asia Pacific	4,508	4,517	2,998
Other	4,301	3,165	3,086
	$13,769	$12,171	$9,201

Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government, primarily related to Pratt & Whitney, UTC Aerospace Systems and Sikorsky products, as follows:

(dollars in millions)	2014	2013	2012
Pratt & Whitney	$3,126	$3,559	$3,718
UTC Aerospace Systems	2,459	2,530	1,742
Sikorsky	3,837	3,648	4,512
Other	197	142	126
	$9,619	$9,879	$10,098